Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables
Trade and other payables

22. Trade and other payables

	At December 31,
	2017	2016
	$m	$m
Trade payables	1,469	1,112
Other payables and accruals	436	441
Amounts owed to parent company	—	3
Other tax and social security payable	49	34
Payables and accruals for exceptional items	34	32
	1,988	1,622

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses, deferred income and value added tax payable.